Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes
Income Taxes

(17)                Income Taxes

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgin Islands, the Company is not subject to tax on income or capital gains.  In addition, upon any payment of dividend by Yingli International, no British Virgin Islands withholding tax is imposed.

PRC

The Company’s PRC subsidiaries file separate income tax returns.  Effective from January 1, 2008, under the new Enterprise Income Tax Law (the “new EIT law”), the Company’s PRC subsidiaries are subject to PRC income tax at the statutory rate of 25%, except for the followings.

•                                Prior to January 1, 2008, Tianwei Yingli was entitled to a 2-year full exemption from income tax followed by a 3-year 50% reduction in the income tax rate (“2+3 tax holiday”) starting from its first profit-making year from a PRC income tax perspective.  Tianwei Yingli commenced its 2+3 tax holiday in 2007.  The new EIT law and its relevant regulations grandfather the 2+3 Holiday. Accordingly, Tianwei Yingli is subject to income tax at 12.5% from 2009 to 2011.

In 2008, Tianwei Yingli was recognized by the Chinese government as a “High and New Technology Enterprise” (“HNTE”) under the new EIT law and its relevant regulations.

In 2011, Tianwei Yingli renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% for 2012 and 2013.

•                                In 2008, Yingli China was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations, which entitled it to the preferential income tax rate of 15% from 2008 to 2010.  In 2011, Yingli China renewed its HNTE qualification, which entitled it to the preferential income tax rate of 15% from 2011 to 2013.

•                                In 2009, Fine Silicon Co., Ltd. (“Fine Silicon”) was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations, which entitled it to the preferential income tax rate of 15% from 2009 to 2011.

•                                In 2011, Yingli Hainan was recognized by the Chinese government as a HNTE under the new EIT law and its relevant regulations. Being a HNTE located in the Hainan Special Economic Zone, Yingli Hainan is entitled to a 2+3 tax holiday starting from the year in which it first generates operating income. Yingli Hainan elected and was approved to commence its 2+3 tax holiday in 2011. Therefore, Yingli Hainan is entitled to income tax exemption for 2011 and 2012 and subject to the reduced income tax rate of 12.5% from 2013 to 2015.

Subject to reapplication or renewal, Tianwei Yingli, Yingli China and Yingli Hainan’s HNTE status will enable them to continue to enjoy the preferential income tax rate.  Management believes that these subsidiaries meet all the criteria for the reapplication of HNTE status.

•                                In 2013, Yingli Tianjin, Yingli Lixian and Yingli Hengshui were recognized by the Chinese government as HNTE under the new EIT law and its relevant regulations, which entitled them to the preferential income tax rate of 15% from 2013 to 2015.

Other countries

The followings are the major tax jurisdictions where the Company’s non-PRC subsidiaries are subject to income taxes:

•                Yingli Green Energy Europe GmbH (“Yingli Europe”) and Yingli Green Energy South East Europe GmbH (formerly known as Yingli Green Energy Greece Sales GmbH) (“Yingli South East Europe”), are located in Germany and subject to a corporation income tax rate of 15% plus a solidarity surcharge of 5.5% on corporation income taxes.  In addition, Yingli Europe and Yingli South East Europe are subject to a trade income tax rate of 17.15% and 12.775%, respectively.  The aggregate statutory income tax rate in Yingli Europe and Yingli South East Europe are 32.975% and 28.6%, respectively.

•                Yingli Green Energy Americas, INC (“Yingli U.S.”), is located in New York city of the United States of America and is subject to a federal corporation tax rate of 34% and a state corporation tax rate of 6.6%, resulting in an aggregate income tax rate of 38.4%.

The components of profit/(loss) before income taxes for the years ended December 31, 2011, 2012 and 2013 are as follows:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Cayman Islands	(255,912)	(197,133)	(220,079)	(36,354)
PRC	(3,122,969)	(2,935,315)	(1,868,948)	(308,728)
U.S.	17,024	(46,550)	56,678	9,363
Other foreign countries	(37,333)	(218,631)	8,476	1,400
Total loss before income taxes	(3,399,190)	(3,397,629)	(2,023,873)	(334,319)

Income tax expense (benefit) in the consolidated statements of comprehensive loss consists of the following:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Current tax expense:
PRC	135,848	285	49,655	8,202
U.S.	7,380	4,503	77	13
Other foreign countries	38,855	9,622	11,909	1,967
Total current income tax expense	182,083	14,410	61,641	10,182
Deferred income tax benefit:
PRC	(322,506)	(219,143)	(19,679)	(3,251)
Other foreign countries	7,010	(1,009)	(10,937)	(1,806)
Sub-total	(315,496)	(220,152)	(30,616)	(5,057)
Total income tax expense (benefit)	(133,413)	(205,742)	31,025	5,125

The actual income tax expense (benefit) reported on the consolidated statements of comprehensive loss differs from the amounts computed by applying the PRC statutory income tax rate of 25% in 2011, 2012 and 2013 to loss before income taxes as a result of the following:

	Year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Computed expected tax expense (benefit)	(849,798)	(849,407)	(505,970)	(83,580)
PRC tax rate differential, preferential rate	22,119	215,678	138,736	22,918
Tax rate differential for non-PRC entities	95,814	109,157	57,459	9,492
Tax rate change	(4,124)	124,965	12,866	2,125
Tax holiday	(61,357)	—	(15,915)	(2,629)
Research and development tax credit	(56,391)	(37,839)	(21,028)	(3,474)
Non-deductible expenses:
Impairment of goodwill	68,346	—	—	—
Staff welfare in excess of allowable limits	2,672	7,386	1,630	269
Share based compensation	18,483	8,876	3,972	656
Entertainment expenses	1,335	2,092	1,951	322
Change in valuation allowance	627,295	194,715	352,978	58,308
German dividend withholding tax	10,400	9,529	2,016	333
Others	(8,207)	9,106	2,330	385
Actual income tax expense (benefit)	(133,413)	(205,742)	31,025	5,125

Without the tax holiday the Company’s net loss attributable to Yingli Green Energy would have increased by RMB52,951, nil and RMB15,030 (US$ 2,483) for the years ended December 31, 2011, 2012 and 2013.  Basic and diluted loss per share for the years ended December 31, 2011, 2012 and 2013 would have increased by RMB0.34, nil and RMB0.10 (US$ 0.02).

The income tax recoverable was RMB 151,373 and RMB 25,140 (US$ 4,153) as of December 31, 2012 and 2013, which were included in prepaid expenses and other current assets in the consolidated balance sheets, respectively.

The principal components of the deferred income tax assets and deferred income tax liabilities are as follows:

	Year ended December 31,
	2012	2013
	RMB	RMB	US$
Gross deferred income tax assets:

Accounts receivable and prepayments to suppliers	61,853	59,631	9,850
Inventories	23,727	7,035	1,162
Employee benefits	6,969	10,018	1,655
Accrued warranty	85,277	105,842	17,484
Property, plant and equipment	588,342	617,045	101,928
Change in fair value of derivative instruments	1,535	552	91
Net operating loss carryforwards	620,210	876,685	144,818
Investment loss	3,139	3,178	525
Provision for inventory purchase commitment	111,272	199,782	33,002
Total gross deferred income tax assets	1,502,324	1,879,768	310,515
Valuation allowance	(822,010)	(1,174,988)	(194,094)
Net deferred income tax assets	680,314	704,780	116,421

Gross deferred income tax liabilities:

Property, plant and equipment	(23,751)	(19,296)	(3,188)
Intangible assets	(9,354)	(8,804)	(1,454)
Withholding income tax	(6,001)	(4,856)	(802)
Total gross deferred income tax liabilities	(39,106)	(32,956)	(5,444)

Net deferred income tax assets	641,208	671,824	110,977

	Year ended December 31,
	2012	2013
	RMB	RMB	US$

Current deferred income tax assets, included in prepaid expenses and other current assets	114,002	114,357	18,890
Non-current deferred income tax assets, included in other assets	548,085	576,628	95,252
Current deferred income tax liabilities, included in other current liabilities and accrued expenses	(6,001)	(4,856)	(802)
Non-current deferred income tax liabilities, included in other liabilities	(14,878)	(14,305)	(2,363)
Net deferred income tax assets	641,208	671,824	110,977

Tax loss carryforwards of the Company’s PRC subsidiaries amounted to RMB 4,907,733 (US$ 810,700) as of December 31, 2013, of which RMB 25,464, RMB 55,486, RMB 479,002, RMB 2,732,222 and RMB 1,615,559 will expire if unused by December 31, 2014, 2015, 2016, 2017 and 2018, respectively.

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Balance at the beginning of the year	—	627,295	822,010	135,786
Additions of valuation allowance	627,295	244,809	474,397	78,365
Reduction of valuation allowance	—	(50,094)	(121,419)	(20,057)
Balance at the end of the year	627,295	822,010	1,174,988	194,094

In assessing the realization of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.  Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryforward periods), projected future taxable income, and tax planning strategies in making this assessment.

As of December 31, 2013, the Company recognized net deferred income tax assets of RMB671,824 (US$110,977), among which RMB280,059 (US$46,262) primarily relate to the tax benefits of (i) RMB538,670 (US$88,982) in gross tax loss carryforwards, which expire in varying amounts between 2016 and 2018; (ii)RMB199,781 (US$33,001) in provision for inventory purchase commitment, which expire in varying amounts upon the settlement of the contingency on the long term purchase commitment provision with the major polysilicon suppliers between 2014 and 2020.  The realization of these tax benefits is dependent on the generation of sufficient taxable income prior to expiration of the tax loss carryforwards and at the time the provision for inventory purchase commitment is tax deductible. Management believes it is more likely than not that the Company will realize the benefits of deferred income tax assets, net of the existing valuation allowances as of December 31, 2012 and 2013.  The amount of the deferred income tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

The new EIT law and its relevant regulations impose a withholding income tax at 10%, unless reduced by a tax treaty, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC for earnings accumulated beginning on January 1, 2008 and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax.  As of December 31, 2013, the Company has not recognized a deferred income tax liability of RMB125,007 (US$20,650) for the undistributed earnings of RMB1,250,067(US$206,496) generated by the PRC subsidiaries as of December 31, 2013 as the Company plans to indefinitely reinvest these earnings in the PRC.

The German tax law and its relevant regulations impose a withholding income tax at 26.375% for dividends distributed by a Germany-resident enterprise to its immediate holding company outside Germany.

For each of the years ended December 31, 2011, 2012 and 2013, the Company did not have any unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded.  In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent.  The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100 (US$ 17).  In the case of transfer pricing issues, the statute of limitation is ten years.  There is no statute of limitation in the case of tax evasion.  The tax returns of the Company’s PRC subsidiaries for the tax years 2008 to 2013 are open to examination by the relevant tax authorities.